Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 295,048		₱ 281,586
Dates Drawn	March 27, 2024
Loan Agreement Date January 22, 2014 [Member] | Fixed Rate Retail Bonds [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Issuance Date	January 22, 2014
Dates Drawn	February 6, 2014
Facility Agent	Philippine DepositaryTrust Corp.
Prepayments Amount	₱ 12,400
Prepayments Date	February 8, 2021
Terms	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024
Loan Agreement Date January 22, 2014 [Member] | Fixed Rate Retail Bonds One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepayments Amount	₱ 2,600
Prepayments Date	February 6, 2024
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 34,779	$ 591	34,177	$ 591
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on January 23, 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		300
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Terms	Non-amortizing, payable in full upon maturity on January 23, 2031
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on January 23, 2031 [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 17,468	297	17,155	297
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on June 23, 2050 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		300
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Terms	Non-amortizing, payable in full upon maturity on June 23, 2050
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on June 23, 2050 [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 17,311	294	17,022	294
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	4,100	70	4,838	84
Term Loans [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 255,869		242,571
Term Loans [Member] | Loan agreement date March 4, 2020 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		140
Issuance Date	March 4, 2020
Lender(s)	PNB
Dates Drawn	December 14, 2020
Drawn | $		140
Terms	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030
Term Loans [Member] | Loan agreement date March 4, 2020 [Member] | Smart Inc [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 4,100	70	4,838	$ 84
Term Loans [Member] | Loan Agreement Date 2017 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		25
Issuance Date	2017
Lender(s)	NTT TC Leasing
Dates Drawn	2017
Drawn | $		$ 25
Terms	Non-amortizing, payable upon maturity on March 27, 2024
Term Loans [Member] | Loan Agreement Date Various Dates in 2014 and 2019 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 9,500
Issuance Date	Various dates in 2014 and 2019
Outstanding Amounts	₱ 7,689		7,811
Lender(s)	Union Bank of the Philippines
Dates Drawn	Various dates in 2014 and 2019
Drawn	₱ 9,500
Terms	With annual amortization up to 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2019 to 2021 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 14,000
Issuance Date	Various dates in 2019 to 2021
Outstanding Amounts	₱ 13,397		13,513
Lender(s)	Development Bank of the Philippines
Dates Drawn	Various dates in 2019 to 2022
Drawn	₱ 14,000
Terms	With annual amortization up to 8, 9 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2015 to 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 70,500
Issuance Date	Various dates in 2015 to 2024
Outstanding Amounts	₱ 56,443		54,738
Lender(s)	Bank of the Philippine Islands
Dates Drawn	Various dates in 2015 to 2025
Drawn	₱ 70,500
Terms	With annual amortization up to 6, 10 and 11 years
Term Loans [Member] | Loan Agreement Date April 11, 2019 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	April 11, 2019
Outstanding Amounts	₱ 1,878		1,896
Lender(s)	Bank of China (Hong Kong) Limited, Manila Branch
Dates Drawn	September 6, 2019
Drawn	₱ 2,000
Installments	With annual amortization up to 7 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2015 to 2025 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 55,500
Issuance Date	Various dates in 2015 to 2025
Outstanding Amounts	₱ 42,635		38,618
Lender(s)	Metropolitan Bank and Trust Company
Dates Drawn	Various date in 2015 to 2025
Drawn	₱ 54,000
Terms	With annual amortization up to 10 and 11 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2019 and 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 18,500
Issuance Date	Various dates in 2019 and 2023
Outstanding Amounts	₱ 14,919		15,770
Lender(s)	China Banking Corporation
Dates Drawn	Various dates in 2019 and 2023
Drawn	₱ 18,500
Terms	With annual amortization up to 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016 and 2017 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 14,000
Issuance Date	Various dates in 2016 and 2017
Outstanding Amounts	₱ 10,372		10,566
Lender(s)	Security Bank
Dates Drawn	Various dates in 2017
Drawn	₱ 14,000
Terms	With semi-annual amortization up to 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016 to 2025 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 39,970
Issuance Date	Various dates in 2016 to 2025
Outstanding Amounts	₱ 38,560		29,564
Lender(s)	Banco de Oro
Dates Drawn	Various dates in 2016, 2020, 2021, 2024 and 2025
Drawn	₱ 39,820
Terms	With annual amortization up to 7 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016, 2017 and 2019 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,500
Issuance Date	Various dates in 2016, 2017 and 2019
Outstanding Amounts	₱ 6,491		7,920
Lender(s)	Philippine National Bank
Dates Drawn	Various dates in 2017, 2018 and 2019
Drawn	₱ 8,500
Terms	With annual amortization up to 7, 8 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016 to 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 41,500
Issuance Date	Various dates in 2016 to 2023
Outstanding Amounts	₱ 39,131		39,475
Lender(s)	Landbank of the Philippines
Dates Drawn	Various dates in 2017 to 2023
Drawn	₱ 41,500
Terms	With annual amortization up to 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2020, 2021 and 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Issuance Date	Various dates in 2020, 2021 and 2023
Outstanding Amounts	₱ 14,324		14,443
Lender(s)	Rizal Commercial Banking Corporation
Dates Drawn	Various dates in 2020, 2021 and 2023
Drawn	₱ 15,000
Terms	With annual amortization up to 8, 10 and 11 years
Term Loans [Member] | Loan Agreement Date March 30, 2020 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	March 30, 2020
Outstanding Amounts	₱ 949		972
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	April 2, 2020
Drawn	₱ 2,500
Terms	With semi-annual amortization up to 6 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2023 and 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,800
Issuance Date	Various dates in 2023 and 2024
Outstanding Amounts	₱ 3,733		3,769
Lender(s)	Bank of Commerce
Dates Drawn	Various dates in 2023 and 2024
Drawn	₱ 3,800
Terms	With annual amortization up to 9 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	Various dates in 2024
Outstanding Amounts	₱ 2,838		2,986
Lender(s)	Hongkong and Shanghai Banking Corporation
Dates Drawn	Various dates in 2024
Drawn	₱ 3,000
Terms	With annual amortization up to 5 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2024 and 2025 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,530
Issuance Date	Various dates in 2024 and 2025
Outstanding Amounts	₱ 2,510		₱ 530
Lender(s)	Philippine Veterans Bank
Dates Drawn	Various dates in 2024 and 2025
Drawn	₱ 2,530
Terms	With annual amortization up to 7 years